employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income
Total	$ (809)	$ 421
Pension plans
Other comprehensive income
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(53)	2
Pension plans | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(120)	(111)
Benefits earned for past service	(6)	(3)
Total	(126)	(114)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(261)	(297)
Total	261	297
Other comprehensive income
Defined benefit obligations - Difference between actual results and estimated plan assumptions	(456)	(67)
Changes in plan financial assumptions	657	(836)
Total	201	(903)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS	(474)	(477)
PLAN ACCOUNT BALANCES
Change in year	288	(837)
Balance at beginning of year	(10,521)	(9,684)
Balance at end of year	(10,233)	(10,521)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(10,233)	(10,521)
Defined benefit obligations accrued	(10,233)	(10,521)
Increase (decrease) in net defined benefit liability (asset)	(288)	837
Pension plans | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of year	(708)
Balance at end of year	(8,688)	(708)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(8,688)	(708)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of year	(9,813)
Balance at end of year	(1,545)	(9,813)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(1,545)	(9,813)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of year	(9,550)
Balance at end of year	(1,286)	(9,550)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(1,286)	(9,550)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of year	(263)
Balance at end of year	(259)	(263)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(259)	(263)
Pension plans | Present value of the defined benefit obligations | Active members
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Defined benefit obligations accrued	(2,343)	(2,461)
Pension plans | Present value of the defined benefit obligations | Deferred members
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Defined benefit obligations accrued	(528)	(561)
Pension plans | Present value of the defined benefit obligations | Pensioners
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Defined benefit obligations accrued	(7,362)	(7,499)
Pension plans | Plan assets
Employee benefits expense
Employees' contributions	18	19
Administrative fees	(5)	(7)
Total	13	12
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	238	285
Interest effect on asset ceiling limit	(3)	(4)
Total	(235)	(281)
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	661	480
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(53)	2
Total	608	482
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	53	51
BENEFITS PAID BY PLANS	474	477
PLAN ACCOUNT BALANCES
Change in year	435	349
Balance at beginning of year	9,608	9,259
Balance at end of year	10,043	9,608
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	10,043	9,608
Increase (decrease) in net defined benefit liability (asset)	(435)	(349)
Pension plans | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of year	721
Balance at end of year	9,141	721
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	9,141	721
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of year	8,887
Balance at end of year	902	8,887
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	902	8,887
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of year	8,887
Balance at end of year	902	8,887
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	902	8,887
Pension plans | Net
Employee benefits expense
Total	(113)	(102)
Financing costs
Total	26	16
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(139)	(118)
Other comprehensive income
Total	809	(421)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	670	(539)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	53	51
PLAN ACCOUNT BALANCES
Change in year	723	(488)
Balance at beginning of year	(913)	(425)
Balance at end of year	(190)	(913)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(190)	(913)
PBSR interim estimate of solvency position	1,366
PBSR prior year update of annual estimate of solvency position		363
Increase (decrease) in net defined benefit liability (asset)	(723)	488
Pension plans | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of year	13
Balance at end of year	453	13
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	453	13
PBSR interim estimate of solvency position	1,366
PBSR prior year update of annual estimate of solvency position		516
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of year	(926)
Balance at end of year	(643)	(926)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(643)	(926)
PBSR prior year update of annual estimate of solvency position		(153)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of year	(663)
Balance at end of year	(384)	(663)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	(384)	(663)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of year	(263)
Balance at end of year	(259)	(263)
FUNDED STATUS - PLAN SURPLUS (DEFICIT)
Funded status - plan surplus (deficit)	$ (259)	$ (263)